Intangible Assets, net - Other information (Details)	Mar. 31, 2019 CNY (¥)
Expected Amortization expenses
2020	¥ 21,751,894
2021	21,751,894
2022	21,411,894
2023	20,657,806
2024	¥ 18,883,333